Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 99.0%
Communication Services - 15.5%
1,550 Alphabet, Inc., Class C
(a)
$ 2,191,096
176,000 CenturyLink, Inc. 1,765,280
68,000 Discovery, Inc., Class C
(a)
1,309,680
5,266,056
Consumer Discretionary - 1.3%
6,000 Hilton Worldwide Holdings, Inc. 440,700
Energy - 6.0%
70,000 Enterprise Products Partners LP 1,271,900
90,000 Matador Resources Co.
(a)
765,000
2,036,900
Financials - 32.4%
57,000 Apollo Global Management, Inc. 2,845,440
4,400 Credit Acceptance Corp.
(a)
1,843,644
11,500 Enstar Group, Ltd.
(a)
1,756,855
16,000 JPMorgan Chase & Co. 1,504,960
700 Mastercard, Inc., Class A 206,990
45,000 The Blackstone Group, Inc., Class A 2,549,700
10,000 The Charles Schwab Corp. 337,400
11,044,989
Health Care - 17.6%
7,000 Abbott Laboratories 640,010
28,000 Grifols SA, ADR 510,720
9,500 Laboratory Corp. of America
Holdings
(a)
1,578,045
65,000 RadNet, Inc.
(a)
1,031,550
130,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,602,900
3,500 Waters Corp.
(a)
631,400
5,994,625
Industrials - 13.2%
25,000 Advanced Drainage Systems, Inc. 1,235,000
17,000 Armstrong World Industries, Inc. 1,325,320
18,000 Ashtead Group PLC 607,500
23,000 Westinghouse Air Brake Technologies
Corp. 1,324,110
4,491,930
Information Technology - 10.5%
215,000 BlackBerry, Ltd.
(a)
1,051,350
12,500 Microsoft Corp. 2,543,875
3,595,225
Materials - 2.5%
1,500 The Sherwin-Williams Co. 866,775
Total Common Stock (Cost $27,334,876) 33,737,200
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
75,675 AgroFresh
Solutions,
Inc.
(a)
(Cost
$171,744) $ 11.50 07/31/20 $ 1,604
Investments, at value - 99.0% (Cost $27,506,620) $ 33,738,804
Other Assets & Liabilities, Net - 1.0% 357,859
Net Assets - 100.0% $ 34,096,663
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
The Level 1 value displayed in this table includes Common Stock and a
Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 33,738,804
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 33,738,804